Remuneration of Key Management Personnel	12 Months Ended
Dec. 31, 2024
Remuneration of Key Management Personnel [Abstract]
REMUNERATION OF KEY MANAGEMENT PERSONNEL

8. REMUNERATION OF KEY MANAGEMENT PERSONNEL

$’000	Year ended December 31,
	2024				2023				2022
Director	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Bonus	Salary	Share based payments
G. Cerrone (1)	673	1,180	-	901	717	100	-	562	296	148	-	-
Ivor Elrifi	-	-	131
Willy Simon	58	-	-	95	56	-	-	98	55	-	-	83
J Brancaccio	58	-	--	95	56	-	-	98	55	-	-	83
K. Shailubhai	-	-	-		-	-	-	-	-	-	379	(145)
T Adams	-	-			-				-	-	-	(1,967)
	789	1,180	131	1,091	829	100	-	758	406	148	379	(1,946)

All bonuses are short term. No post-employment or termination payments were made.

The following share options were granted to directors in the following periods:

	Year ended December 31,
	2024	2023	2022
	Number of options	Number of options	Number of options

W.Simon	200,000	75,000	-
J. Brancaccio	200,000	75,000	-
	400,000	150,000	-

Key management personnel of the Group are comprised of directors and officers of the Company.

No share options were exercised by directors during the years ended December 31, 2024,2023 and 2022.

The Company made payments totaling approximately $21k, $25k(restated), and $32k to defined contribution pension schemes on behalf of directors and employees during 2024, 2023, and 2022, respectively.